Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	0.160%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.9%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,219,330
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,347,159
07/01/2035	5.000%	2,000,000	2,539,100
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,203,848
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	724,668
Total			9,034,105
Charter Schools 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,046,078
International Charter School
Series 2015
04/15/2025	5.000%	500,000	540,465
04/15/2033	5.000%	1,335,000	1,476,577
Total			4,063,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 21.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	715,938
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,394,858
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,249,145
10/01/2036	5.000%	1,140,000	1,411,913
Series 2019
10/01/2036	5.000%	1,535,000	1,921,851
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	611,420
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,769,430
01/01/2034	5.000%	1,000,000	1,173,770
Harvard University Issue
Series 2020A
10/15/2028	5.000%	500,000	680,390
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,520,117
10/01/2028	5.000%	1,100,000	1,279,135
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	598,180
10/01/2035	5.000%	455,000	543,043
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,043,260
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,198,690
Western New England University
Series 2015
09/01/2032	5.000%	500,000	563,070
09/01/2033	5.000%	1,225,000	1,372,441
09/01/2034	5.000%	1,285,000	1,433,507
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	824,382
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	588,625
Series 2017
09/01/2037	5.000%	290,000	345,120
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,072,735
10/01/2033	5.000%	900,000	1,084,887
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,126,790
07/01/2036	4.000%	1,000,000	1,123,570
Boston University Issue
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,140,450
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,454,865
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,115,861
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,320,290
Series 2013J
10/01/2024	5.250%	500,000	563,505
10/01/2025	5.500%	450,000	508,401
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,066,216
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,588,810
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,103,130
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,090,030
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,402,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,675,000
Total			49,675,605
Hospital 18.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,372,937
Series 2016I
07/01/2033	5.000%	3,000,000	3,564,810
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,519,210
08/15/2034	5.000%	2,250,000	2,615,422
Partners Healthcare System
Series 2020
07/01/2037	5.000%	2,250,000	2,875,342
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,294,000
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,663,120
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,433,280
Series 2019O
12/01/2035	5.000%	175,000	222,779
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,680,055
Series 2017
07/01/2031	5.000%	1,000,000	1,185,380
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,144,420
07/01/2034	5.000%	1,500,000	1,692,480
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,250,844
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,207,679
07/01/2037	5.000%	1,035,000	1,265,412

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,383,108
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	333,257
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,160,744
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,070,180
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	1,991,173
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	645,000	646,058
Total			42,571,690
Joint Power Authority 1.8%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,268,370
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,055,866
Total			4,324,236
Local General Obligation 1.6%
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	501,681
02/01/2031	4.000%	495,000	590,847
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,718,500
Total			3,811,028
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.4%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,225,515
10/01/2034	5.000%	2,000,000	1,977,880
Total			3,203,395
Other Bond Issue 8.1%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2023	5.000%	1,855,000	1,862,179
04/01/2024	5.000%	3,240,000	3,252,539
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,174,170
05/01/2031	5.000%	1,000,000	1,165,240
Series 2017 (BAM)
05/01/2034	5.000%	500,000	621,805
05/01/2035	5.000%	500,000	619,990
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,161,250
04/01/2035	5.000%	2,350,000	2,962,762
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,332,461
07/01/2027	5.000%	775,000	803,869
Total			18,956,265
Pool / Bond Bank 1.1%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bond
Series 2019
08/01/2038	5.000%	2,000,000	2,664,020
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,213,941

Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 9.1%
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,020,146
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,437,654
Massachusetts School Building Authority
Prerefunded 10/15/21 Revenue Bonds
Series 2011B
10/15/2027	5.000%	2,000,000	2,115,980
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,635,949
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,614,281
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,809,880
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,479,950
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,175,964
Total			21,289,804
Retirement Communities 2.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,419,913
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	999,361
10/01/2039	5.000%	250,000	270,080
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,535,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,485,540
Total			5,710,504
Sales Tax 9.1%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,701,812
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,400,881
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,334,626
Series 2006A
07/01/2022	5.250%	3,500,000	3,837,890
Series 2008B
07/01/2023	5.000%	910,000	1,036,818
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,590,230
07/01/2032	0.000%	5,105,000	3,992,110
Massachusetts School Building Authority
Revenue Bonds
Social Bonds
Series 2020A
08/15/2033	5.000%	750,000	1,035,578
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,353,330
Total			21,283,275
State Appropriated 0.2%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	475,000	487,825
State General Obligation 10.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,801,330
Series 2019G
09/01/2036	4.000%	2,000,000	2,461,880

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020B
03/01/2032	4.000%	2,500,000	3,182,300
Limited General Obligation Refunding Bonds
Series 2004B
08/01/2020	5.250%	3,000,000	3,000,404
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,211,960
Series 2020B
07/01/2033	5.000%	2,000,000	2,754,420
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,136,350
Total			23,548,644
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,762,726
Turnpike / Bridge / Toll Road 2.7%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,564,600
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,788,071
Total			6,352,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 2.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,329,235
Total Municipal Bonds (Cost $211,031,525)			226,282,089

Money Market Funds 2.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(g)	122,375	122,362
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(g)	6,077,226	6,077,226
Total Money Market Funds (Cost $6,199,601)		6,199,588
Total Investments in Securities (Cost: $217,331,126)		232,581,677
Other Assets & Liabilities, Net		2,141,449
Net Assets		234,723,126

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $1,175,964, which represents 0.50% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $3,021,150, which represents 1.29% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020